BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - DOLLAR THRIFTY	12 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc.	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc.
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Summary of Significant Accounting Policies
Principles of Consolidation
The consolidated financial statements include the accounts of Hertz Holdings and our wholly owned and majority owned domestic and international subsidiaries. In the event that Hertz Holdings is a primary beneficiary of a variable interest entity, the assets, liabilities, and results of operations of the variable interest entity will be included in our consolidated financial statements. All significant intercompany transactions have been eliminated in consolidation.
Use of Estimates and Assumptions
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America, or “GAAP,” requires management to make estimates and assumptions that affect the amounts reported in the financial statements and footnotes. Actual results could differ materially from those estimates.
Significant estimates inherent in the preparation of the consolidated financial statements include depreciation of revenue earning equipment, reserves for litigation and other contingencies, accounting for income taxes and related uncertain tax positions, pension and postretirement benefit costs, the fair value of assets and liabilities acquired in business combinations, the recoverability of long-lived assets, useful lives and impairment of long-lived tangible and intangible assets including goodwill, valuation of stock based compensation, public liability and property damage reserves, reserves for restructuring, allowance for doubtful accounts, and fair value of derivatives, among others.
Reclassifications
Certain prior period amounts have been reclassified to conform with current year presentation.
Acquisition Accounting
We account for business combinations using the acquisition method, which requires an allocation of the purchase price of an acquired entity to the assets acquired and liabilities assumed based on their estimated fair values at the date of acquisition. Goodwill represents the excess of the purchase price over the net tangible and intangible assets acquired.
Revenue Recognition
Rental and rental related revenue (including cost reimbursements from customers where we consider ourselves to be the principal versus an agent) are recognized over the period the revenue earning equipment is rented or leased based on the terms of the rental or leasing contract. Maintenance management administrative fees are recognized monthly and maintenance management service revenue is recognized when services are performed. Revenue related to new equipment sales and consumables is recognized at the time of delivery to, or pick-up by, the customer and when collectability is reasonably assured. Fees from our licensees are recognized over the period the underlying licensees' revenue is earned (over the period the licensees' revenue earning equipment is rented). Certain truck and equipment leases are originated with the intention of syndicating to banks, and upon the sale of rights to these direct financing leases, the net gain is recorded in revenue.
Sales tax amounts collected from customers have been recorded on a net basis.
Cash and Cash Equivalents and Other
We consider all highly liquid debt instruments purchased with an original maturity of three months or less to be cash equivalents.
In our consolidated statements of cash flows, we net cash flows from revolving borrowings in the line item “Proceeds (payments) under the revolving lines of credit, net.” The contractual maturities of such borrowings may exceed 90 days in certain cases.
Restricted Cash and Cash Equivalents
Restricted cash and cash equivalents includes cash and cash equivalents that are not readily available for our normal disbursements. Restricted cash and cash equivalents are restricted for the purchase of revenue earning vehicles and other specified uses under our Fleet Debt facilities, for our Like-Kind Exchange Program, or “LKE Program,” and to satisfy certain of our self-insurance regulatory reserve requirements. These funds are primarily held in highly rated money market funds with investments primarily in government and corporate obligations. Restricted cash and cash equivalents are excluded from cash and cash equivalents.
Concentration of Credit Risk
Our cash and cash equivalents are invested in various investment grade institutional money market accounts and bank term deposits. Deposits held at banks may exceed the amount of insurance provided on such deposits. Generally, these deposits may be redeemed upon demand and are maintained with financial institutions with reputable credit and therefore bear minimal credit risk. We seek to mitigate such risks by spreading the risk across multiple counterparties and monitoring the risk profiles of these counterparties. In addition, we have credit risk from derivative financial instruments used in hedging activities. We limit our exposure relating to derivative financial instruments by diversifying the financial instruments among various counterparties, which consist of major financial institutions.
Receivables
Receivables are stated net of allowances for doubtful accounts and represent credit extended to manufacturers and customers that satisfy defined credit criteria. The estimate of the allowance for doubtful accounts is based on our historical experience and our judgment as to the likelihood of ultimate payment. Actual receivables are written-off against the allowance for doubtful accounts when we determine the balance will not be collected. Bad debt expense is reflected as a component of "Selling, general and administrative" in our consolidated statements of operations.
Property and Equipment
Property and equipment are stated at cost and are depreciated utilizing the straight-line method over the estimated useful lives of the related assets. Leasehold improvements are amortized over the estimated useful lives of the related assets or leases, whichever is shorter. Useful lives are as follows:

Buildings	3 to 50 years
Furniture and fixtures	1 to 15 years
Capitalized internal use software	1 to 15 years
Service cars and service equipment	1 to 13 years
Other intangible assets	3 to 20 years
Leasehold improvements	The shorter of their economic lives or the lease term

We follow the practice of charging maintenance and repairs, including the cost of minor replacements, to maintenance expense accounts. Costs of major replacements of units of property are capitalized to property and equipment accounts and depreciated on the basis indicated above. Gains and losses on dispositions of property and equipment are included in income as realized. During the years ended December 31, 2012 and 2011, gains from the dispositions of property and equipment of $6.3 million and $43.1 million, respectively, were included in "Direct operating" in our consolidated statements of operations.
Revenue Earning Equipment
Revenue earning equipment is stated at cost, net of related discounts. Useful lives are as follows:

Cars	4 to 28 months
Other equipment	24 to 108 months

Generally, when revenue earning equipment is acquired, we estimate the period that we will hold the asset, primarily based on historical measures of the amount of rental activity (e.g., automobile mileage and equipment usage) and the targeted age of equipment at the time of disposal. We also estimate the residual value of the applicable revenue earning equipment at the expected time of disposal. The residual values for rental vehicles are affected by many factors, including make, model and options, age, physical condition, mileage, sale location, time of the year and channel of disposition (e.g., auction, retail, dealer direct). The residual value for rental equipment is affected by factors which include equipment age and amount of usage. Depreciation is recorded on a straight-line basis over the estimated holding period. Depreciation rates are reviewed on a quarterly basis based on management's ongoing assessment of present and estimated future market conditions, their effect on residual values at the time of disposal and the estimated holding periods. Market conditions for used vehicle and equipment sales can also be affected by external factors such as the economy, natural disasters, fuel prices and incentives offered by manufacturers of new cars. These key factors are considered when estimating future residual values and assessing depreciation rates. As a result of this ongoing assessment, we make periodic adjustments to depreciation rates of revenue earning equipment in response to changed market conditions. Upon disposal of revenue earning equipment, depreciation expense is adjusted for the difference between the net proceeds received and the remaining net book value.
Within Donlen, revenue earning equipment is under longer term lease agreements with our customers. These leases contain provisions whereby we have a contracted residual value guaranteed to us by the lessee, such that we do not experience any gains or losses on the disposal of these vehicles. Therefore depreciation rates on these vehicles are not adjusted at any point in time per the associated lease contract.
Environmental Liabilities
The use of automobiles and other vehicles is subject to various governmental controls designed to limit environmental damage, including that caused by emissions and noise. Generally, these controls are met by the manufacturer, except in the case of occasional equipment failure requiring repair by us. To comply with environmental regulations, measures are taken at certain locations to reduce the loss of vapor during the fueling process and to maintain, upgrade and replace underground fuel storage tanks. We also incur and provide for expenses for the cleanup of petroleum discharges and other alleged violations of environmental laws arising from the disposition of waste products. We do not believe that we will be required to make any material capital expenditures for environmental control facilities or to make any other material expenditures to meet the requirements of governmental authorities in this area. Liabilities for these expenditures are recorded at undiscounted amounts when it is probable that obligations have been incurred and the amounts can be reasonably estimated.
Public Liability and Property Damage
The obligation for public liability and property damage on self-insured U.S. and international vehicles and equipment represents an estimate for both reported accident claims not yet paid, and claims incurred but not yet reported. The related liabilities are recorded on a non-discounted basis. Reserve requirements are based on actuarial evaluations of historical accident claim experience and trends, as well as future projections of ultimate losses, expenses, premiums and administrative costs. The adequacy of the liability is regularly monitored based on evolving accident claim history and insurance-related state legislation changes. If our estimates change or if actual results differ from these assumptions, the amount of the recorded liability is adjusted to reflect these results.
Pension Benefit Obligations
Our employee pension costs and obligations are developed from actuarial valuations. Inherent in these valuations are key assumptions, including discount rates, salary growth, long-term return on plan assets, retirement rates, mortality rates and other factors. Actual results that differ from our assumptions are accumulated and amortized over future periods and, therefore, generally affect our recognized expense in such future periods. While we believe that the assumptions used are appropriate, significant differences in actual experience or significant changes in assumptions would affect our pension costs and obligations.
Foreign Currency Translation and Transactions
Assets and liabilities of international subsidiaries are translated at the rate of exchange in effect on the balance sheet date; income and expenses are translated at the average rate of exchange prevailing during the year. The related translation adjustments are reflected in “Accumulated other comprehensive loss” in the equity section of our consolidated balance sheets. As of December 31, 2012 and 2011, the accumulated foreign currency translation gain was $102.7 million and $91.3 million, respectively. Foreign currency gains and losses resulting from transactions are included in earnings.
Derivative Instruments
We are exposed to a variety of market risks, including the effects of changes in interest rates, gasoline and diesel fuel prices and foreign currency exchange rates. We manage our exposure to these market risks through our regular operating and financing activities and, when deemed appropriate, through the use of derivative financial instruments. Derivative financial instruments are viewed as risk management tools and have not been used for speculative or trading purposes. In addition, derivative financial instruments are entered into with a diversified group of major financial institutions in order to manage our exposure to counterparty nonperformance on such instruments. We account for all derivatives in accordance with GAAP, which requires that all derivatives be recorded on the balance sheet as either assets or liabilities measured at their fair value. The effective portion of changes in fair value of derivatives designated as cash flow hedging instruments is recorded as a component of other comprehensive income. The ineffective portion is recognized currently in earnings within the same line item as the hedged item, based upon the nature of the hedged item. For derivative instruments that are not part of a qualified hedging relationship, the changes in their fair value are recognized currently in earnings. See Note 14—Financial Instruments.
Income Taxes
Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect of a change in tax rates is recognized in the statement of operations in the period that includes the enactment date. Valuation allowances are recorded to reduce deferred tax assets when it is more likely than not that a tax benefit will not be realized. Subsequent changes to enacted tax rates and changes to the global mix of earnings will result in changes to the tax rates used to calculate deferred taxes and any related valuation allowances. Provisions are not made for income taxes on undistributed earnings of international subsidiaries that are intended to be indefinitely reinvested outside of the United States or are expected to be remitted free of taxes. Future distributions, if any, from these international subsidiaries to the United States or changes in U.S. tax rules may require a change to reflect tax on these amounts. See Note 9—Taxes on Income.
Advertising
Advertising and sales promotion costs are expensed the first time the advertising or sales promotion takes place. Advertising costs are reflected as a component of “Selling, general and administrative” in our consolidated statements of operations and for the years ended December 31, 2012, 2011 and 2010 were $158.0 million, $145.8 million and $133.8 million, respectively.
Goodwill
Goodwill is not amortized but is subject to periodic testing for impairment in accordance with Financial Accounting Standards Board, or "FASB," Accounting Standards Codification, or "ASC," Topic 350, “Intangibles—Goodwill and Other,” or “ASC 350,” at the reporting unit level which is one level below our operating segments. The assessment of goodwill impairment is conducted by estimating and comparing the fair value of our reporting units, as defined in ASC 350, to their carrying value as of that date. The fair value is estimated using an income approach whereby the fair value of the reporting unit is based on the future cash flows that each reporting unit's assets can be expected to generate. Future cash flows are based on forward-looking information regarding market share and costs for each reporting unit and are discounted using an appropriate discount rate. Future discounted cash flows can be affected by changes in industry or market conditions or the rate and extent to which anticipated synergies or cost savings are realized with newly acquired entities. The test for impairment is conducted annually each October 1st, and more frequently if events occur or circumstances change that indicate that the fair value of a reporting unit may be below its carrying amount.
Intangible and Long-lived Assets
Intangible assets include concession agreements, technology, customer relationships, trademarks and trade-names and other intangibles. Intangible assets with finite lives are amortized using the straight-line method over the estimated economic lives of the assets, which range from two to fifteen years. Long-lived assets, including intangible assets with finite lives, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable in accordance with FASB ASC Topic 360, “Property, Plant, and Equipment,” or “ASC 360.” Determination of recoverability is based on an estimate of undiscounted future cash flows resulting from the use of the asset and its eventual disposition. Measurement of an impairment loss for long-lived assets that management expects to hold and use is based on the estimated fair value of the asset. Long-lived assets to be disposed of are reported at the lower of carrying amount or estimated fair value less costs to sell. Intangible assets determined to have indefinite useful lives are not amortized but are tested for impairment annually each October 1st and more frequently if events occur or circumstances change that indicate an asset may be impaired.
Stock‑Based Compensation
We measure the cost of employee services received in exchange for an award of equity instruments based on the grant date fair value of the award. That cost is to be recognized over the period during which the employee is required to provide service in exchange for the award. We have estimated the fair value of options issued at the date of grant using a Black‑Scholes option‑pricing model, which includes assumptions related to volatility, expected life, dividend yield and risk-free interest rate. See Note 7-Stock‑Based Compensation.
We are using equity accounting for restricted stock unit and performance stock unit awards. For restricted stock units the expense is based on the grant-date fair value of the stock and the number of shares that vest, recognized over the service period. For performance stock units the expense is based on the grant-date fair value of the stock, recognized over a two to four year service period depending upon a performance condition. For performance stock units, we re-assess the probability of achieving the applicable performance condition each reporting period and adjust the recognition of expense accordingly. The performance condition is not considered in determining the grant date fair value.
Franchise Revenues and Transactions
“Franchise revenues” includes franchise fees for use of our brands and services. Generally franchise fees from franchised locations are based on a percentage of net sales of the franchised business and are recognized as earned and when collectability is reasonably assured.
Initial franchise fees are recorded as deferred income when received and are recognized as revenue when all material services and conditions related to the franchise fee have been substantially performed.
Renewal franchise fees are recognized as revenue when the license agreements are effective and collectability is reasonably assured.
Other (income) expense, net includes the gains or losses from the sales of our operations or assets to new and existing franchisees. Such gains or losses are included in operating income because they are expected to be a recurring part of our business.
Recently Issued Accounting Pronouncements
In December 2011, the FASB issued Accounting Standards Update, or "ASU," No. 2011-11, "Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities," or "ASU 2011-11" to amend the requirement for an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. ASU 2011-11 is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. We plan to adopt ASU 2011-11 on January 1, 2013, as required, but do not believe this guidance will have a significant impact on our consolidated financial statements or financial statement disclosures.
In July 2012, the FASB issued ASU No. 2012-02, "Intangibles—Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment," or "ASU 2012-02" which states that an entity has the option first to assess qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that an indefinite-lived intangible asset is impaired. If, after assessing the totality of events and circumstances, an entity concludes that it is not more likely than not that the indefinite-lived intangible asset is impaired, then the entity is not required to take further action. However, if an entity concludes otherwise, then it is required to determine the fair value of the indefinite-lived intangible asset and perform the quantitative impairment test by comparing the fair value with the carrying amount. This provision is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. This accounting guidance is not expected to have a material impact on our consolidated financial statements or financial statement disclosures.
In February 2013, the FASB issued ASU No. 2013-02, "Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income," or "ASU 2013-02" which requires disclosure of significant amounts reclassified out of accumulated other comprehensive income by component and their corresponding effect on the respective line items of net income. This guidance is effective for reporting periods beginning after December 15, 2012 and is not expected to have a material impact on our consolidated financial statements or financial statement disclosures.

1. BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

        The accompanying condensed consolidated financial statements include the accounts of Dollar Thrifty Automotive Group, Inc. ("DTG") and its subsidiaries. DTG's significant wholly owned subsidiaries include DTG Operations, Inc., Thrifty, Inc., Dollar Rent A Car, Inc. and Rental Car Finance Corp. ("RCFC"). Thrifty, Inc. is the parent company of Thrifty Rent-A-Car System, Inc., which is the parent company of Dollar Thrifty Automotive Group Canada Inc. ("DTG Canada"). The term the "Company" is used to refer to DTG individually or collectively with its consolidated subsidiaries, as the context may require.

        The accounting policies set forth in Note 1 of notes to DTG's audited consolidated financial statements contained elsewhere in this prospectus have been followed in preparing the accompanying condensed consolidated financial statements.

        The condensed consolidated financial statements and notes thereto for interim periods included herein have not been audited by an independent registered public accounting firm. The condensed consolidated financial statements and notes thereto have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. In the Company's opinion, it made all adjustments (which include only normal recurring adjustments) necessary for a fair presentation of the results of operations for the interim periods presented. Results for interim periods are not necessarily indicative of results for a full year.

1. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        Dollar Thrifty Automotive Group, Inc. ("DTG") is the successor to Pentastar Transportation Group, Inc. Prior to December 23, 1997, DTG was a wholly owned subsidiary of Chrysler LLC (such entity or its successor entity, Chrysler Group LLC, as the context may require, and the relevant entity's subsidiaries and members of its affiliated group are hereinafter referred to as "Chrysler"). On December 23, 1997, DTG completed an initial public offering of all its outstanding common stock owned by Chrysler together with additional shares issued by DTG.

        The Company operates under a corporate structure that combines the management of operations and administrative functions for both the Dollar and Thrifty brands. Management makes business and operating decisions on an overall company basis. Financial results are not available by brand.

        DTG's significant wholly owned subsidiaries include DTG Operations, Inc., Dollar Rent A Car, Inc., Thrifty, Inc. and Rental Car Finance Corp. ("RCFC"). Thrifty, Inc. is the parent company of Thrifty Car Sales, Inc. and Thrifty Rent-A-Car System, Inc., which is the parent company of Dollar Thrifty Automotive Group Canada Inc. ("DTG Canada"). RCFC is a special purpose financing entity, which was formed in 1995 and is appropriately consolidated with DTG and subsidiaries. RCFC is a separate legal entity whose assets are not available to satisfy any claims of creditors of DTG or any of its other subsidiaries. The term the "Company" is used to refer to DTG, individually or collectively with its consolidated subsidiaries, as the context may require. Dollar Rent A Car, Inc., the Dollar brand and DTG Operations, Inc. operating under the Dollar brand are individually and collectively referred to hereinafter as "Dollar". Thrifty, Inc., Thrifty Rent-A-Car System, Inc., Thrifty Car Sales, Inc., the Thrifty brand and DTG Operations, Inc. operating under the Thrifty brand are individually and collectively referred to hereinafter as "Thrifty". Intercompany accounts and transactions have been eliminated in consolidation.

        Nature of Business—The Company operates in the U.S. and Canada, and through its Dollar and Thrifty brands is primarily engaged in the business of the daily rental of vehicles to business and leisure customers through company-owned stores. The Company also sells vehicle rental franchises worldwide and provides sales and marketing, reservations, data processing systems, insurance and other services to franchisees. RCFC provides vehicle financing to the Company.

        Estimates—The preparation of the Company's consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ materially from those estimates.

        Cash and Cash Equivalents—Cash and cash equivalents include cash on hand and on deposit, including highly liquid investments with initial maturities of three months or less.

        Cash and Cash Equivalents—Required Minimum Balance—In 2009, the Company amended its Senior Secured Credit Facilities (hereinafter defined). Under the terms of that amendment, the Company was required to maintain a minimum of $100 million at all times. In February 2011, the Company further amended its Senior Secured Credit Facilities, eliminating the requirement to maintain a minimum of $100 million of cash and cash equivalents and replacing it with certain other covenants.

        Restricted Cash and Investments—Restricted cash and investments are restricted for the acquisition of vehicles and other specified uses under the rental car asset-backed note indenture and other agreements (Note 8). A portion of these funds is restricted due to the Like-Kind Exchange Program (hereinafter defined) for deferred tax gains on eligible vehicle remarketing. As permitted by the indenture, these funds are primarily held in highly rated money market funds with investments primarily in government and corporate obligations. Restricted cash and investments are excluded from cash and cash equivalents. Interest earned on restricted cash and investments was $0.4 million, $0.7 million and $3.2 million, for 2011, 2010 and 2009, respectively, and remains in restricted cash and investments.

        Concentration of Credit Risk—Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, cash and cash equivalents—required minimum balance, restricted cash and investments, interest rate swaps and caps, vehicle manufacturer receivables and trade receivables. The Company limits its exposure on cash and cash equivalents, cash and cash equivalents—required minimum balance and restricted cash and investments by investing in Aaa or P-1 rated funds and short-term time deposits with a diverse group of high quality financial institutions. The Company's exposure relating to interest rate swaps and caps is mitigated by diversifying the financial instruments among various counterparties, which consist of major financial institutions. Receivables from vehicle manufacturers consist primarily of amounts due under guaranteed residual, buyback, incentive and promotion programs. The Company's financial condition and results of operations could be adversely affected if one or more of its primary vehicle manufacturers were unable to meet their obligations to the Company. Concentrations of credit risk with respect to trade receivables are limited due to the large number of customers comprising the Company's customer base and their dispersion across different geographic areas. Additionally, the Company limits its exposure to credit risk through performing credit reviews and monitoring the financial strength of its significant accounts.

        Allowance for Doubtful Accounts—An allowance for doubtful accounts is generally established during the period in which receivables are recorded. The allowance is maintained at a level deemed appropriate based on loss experience and other factors affecting collectability.

        Financing Issue Costs—Financing issue costs related to vehicle debt and the Senior Secured Credit Facilities are deferred and amortized to interest expense over the term of the related debt using the effective interest method.

        Revenue-Earning Vehicles and Related Vehicle Depreciation Expense—Revenue-earning vehicles are stated at cost, net of related discounts. At December 31, 2011, Non-Program Vehicles accounted for approximately 96% of the Company's total fleet.

        The Company must estimate the expected residual values of Non-Program Vehicles at the expected time of disposal to determine monthly depreciation rates. The estimation of residual values requires the Company to make assumptions regarding the age and mileage of the car at the time of disposal, as well as the general used vehicle market conditions at the time of sale, including the impact of seasonality on vehicle residuals. The Company evaluates estimated residual values at least quarterly, and adjusts depreciation rates accordingly, on a prospective basis. Differences between actual residual values and those estimated by the Company result in a gain or loss on disposal and are recorded as an adjustment to depreciation expense. Actual timing of disposal either shorter or longer than the life used for depreciation purposes could result in a loss or gain on sale. Vehicle rental companies bear residual value risk for these vehicles, which are referred to as "Non-Program Vehicles". Generally, the average holding term for Non-Program Vehicles is approximately 18 to 22 months.

        The Company is required to depreciate the vehicle according to the terms of the guaranteed depreciation or repurchase program ("Program Vehicles") and in doing so is guaranteed to receive the full net book value in proceeds upon the sale of the vehicle. In some cases, the sales proceeds are received directly from auctions, with any shortfall in value being paid by the vehicle manufacturer. With certain other vehicle manufacturers, the entire balance of proceeds from vehicle sales comes directly from the manufacturer. In either case, the Company bears the risk of collectability on the receivable from the vehicle manufacturer. The Company monitors its vehicle manufacturer receivables based on time outstanding, manufacturer strength and length of the relationship. Generally, the average holding term for Program Vehicles is approximately six to eight months.

        Property and Equipment—Property and equipment are recorded at cost and are depreciated using principally the straight-line method over the estimated useful lives of the related assets. Estimated useful lives generally range from ten to 30 years for buildings and improvements and one to seven years for furniture and equipment. Leasehold improvements are amortized over the estimated useful lives of the related assets or leases, whichever is shorter.

        Software—Software is recorded at cost and amortized using the straight-line method generally ranging from three to five years. The remaining useful life of software is evaluated annually to assess whether events and circumstances warrant a revision to the remaining amortization period.

        Website Development Costs—The Company capitalizes qualifying internal-use software development, including Website development, incurred subsequent to the completion of the preliminary project stage. Development costs are amortized over the shorter of the expected useful life of the software or five years. Costs related to planning, maintenance, and minor upgrades are expensed as incurred.

        Long-Lived Assets—The Company reviews the value of long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable based upon estimated future cash flows and records an impairment charge, equaling the excess of the carrying value over the estimated fair value, if the carrying value exceeds estimated future cash flows.

        Accounts Payable—Book overdrafts of $19.0 million and $17.0 million, which represent outstanding checks not yet presented to the bank, are included in accounts payable to reflect the Company's outstanding obligations at December 31, 2011 and 2010, respectively. These amounts do not represent bank overdrafts, which would constitute checks presented in excess of cash on hand, and would be effectively a loan to the Company.

        Derivative Instruments—The Company records all derivatives on the balance sheet as either assets or liabilities measured at their fair value and changes in the derivatives' fair value are recognized currently in earnings unless specific hedge accounting criteria are met. The Company has entered into interest rate swap and cap agreements, which do not qualify for hedge accounting treatment; therefore, the changes in the interest rate swap and cap agreements' fair values have been recognized as an (increase) decrease in fair value of derivatives in the consolidated statements of income. The Company has also entered into interest rate swap agreements which constituted cash flow hedges and qualified for hedge accounting treatment; therefore, changes in fair value are recorded in accumulated other comprehensive loss (Note 9). All cash flows associated with cash flow hedges are classified in operating activities in the Consolidated Statements of Cash Flows.

        Vehicle Insurance Reserves—Provisions for public liability and property damage and supplemental liability insurance ("SLI") on self-insured claims are made by charges to direct vehicle and operating expense. Accruals for such charges are based upon actuarially determined evaluations of estimated ultimate liabilities on reported and unreported claims, prepared on a semi-annual basis. Historical data related to the amount and timing of payments for self-insured claims is utilized in preparing the actuarial evaluations. The accrual for public liability and property damage claims is discounted based upon the actuarially determined estimated timing of payments to be made in the future. The Company records expense related to public liability and property damage and SLI on a monthly basis based on rental volume and projections of ultimate losses, expenses, premiums and administrative costs that are derived from historical accident claim experience and trends. Management reviews the actual timing of payments as compared with the semi-annual actuarial estimate of timing of payments and has determined that there has been no material differences in the timing of payments for each of the three years in the period ended December 31, 2011. Because of less predictability in the estimated timing of payments, self-insured reserves for SLI are not discounted.

        Foreign Currency Translation—Foreign assets and liabilities are translated using the exchange rate in effect at the balance sheet date, and results of operations are translated using an average rate for the period. Translation adjustments are accumulated and reported as a component of accumulated other comprehensive loss.

        Revenue Recognition—Revenues from vehicle rentals are recognized as earned on a daily basis under the related rental contracts with customers. Revenues from leasing vehicles to franchisees are principally under operating leases with fixed monthly payments and are recognized ratably as earned over the lease terms. Revenues from fees and services include providing sales and marketing, reservations, information systems and other services to franchisees. Revenues from these services are generally based on a percentage of franchisee rental revenue or upon providing reservations and are recognized as earned on a monthly basis. Initial franchise fees are recognized upon substantial completion of all material services and conditions of the franchise sale, which coincides with the date of sale and commencement of operations by the franchisee.

        Advertising Costs—Advertising costs are primarily expensed as incurred. The Company incurred advertising expense of $20.1 million, $20.9 million and $21.2 million, for 2011, 2010 and 2009, respectively.

        Environmental Costs—The Company's operations include the storage of gasoline in underground storage tanks at certain company-owned stores. Liabilities incurred in connection with the remediation of accidental fuel discharges are recorded when it is probable that obligations have been incurred and the amounts can be reasonably estimated.

Operating Leases—

        Contingent Rent—The Company recognizes contingent rent expense associated with certain airport concession agreements monthly as incurred when the Company's achievement of the annual targeted qualifying revenue is probable.

        Scheduled Rent Increases—The Company recognizes scheduled rent increases on a straight-line basis over the remaining lease term.

        Income Taxes—The Company has provided for income taxes on its separate taxable income or loss and other tax attributes. Deferred income taxes are provided for the temporary differences between the financial reporting basis and the tax basis of the Company's assets and liabilities. A valuation allowance is recorded for deferred income tax assets when management determines it is more likely than not that such assets will not be realized. The Company has established a valuation allowance related to DTG Canada and a portion of the Company's net operating losses for state tax purposes. The Company evaluates its tax policies quarterly to identify uncertain tax positions.

        Earnings Per Share—Basic earnings per share ("EPS") is computed by dividing net income by the weighted average number of common shares outstanding during the period. Diluted EPS is based on the combined weighted average number of common shares and dilutive potential common shares outstanding which include, where appropriate, the assumed exercise of options. In computing diluted EPS, the Company utilizes the treasury stock method.

        Stock-Based Compensation—The Company uses the fair value-based method of accounting for stock-based compensation. All performance share, restricted stock and stock option awards are accounted for using the fair value-based method for the 2011, 2010 and 2009 periods. The fair value of these common shares is determined based on the closing market price of the Company's common shares at the specific date on which the shares were granted. In 2011 and 2010, the Company did not issue any stock options. In 2009, the Company issued approximately 1,120,000 stock options at a weighted average grant-date fair value per share of $4.44.

New Accounting Standards—

        In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") ASU 2010-06, "Fair Value Measurements and Disclosures (ASC Topic 820): Improving Disclosures about Fair Value Measurements" which amends Accounting Standards Codification ("ASC") Subtopic 820, "Fair Value Measurements and Disclosures" ("ASU 2010-06") to add new requirements for disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements. ASU 2010-06 also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques used to measure fair value. The Company adopted the provisions of ASU 2010-06 regarding disclosures about transfers into and out of Levels 1 and 2 as required on January 1, 2010 and adopted the remaining provisions of ASU 2010-06 regarding separate disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements as required on January 1, 2011. The adoption of this latest provision had no impact on the Company's financial statements as the Company has no Level 3 measurements.

        In May 2011, the FASB issued ASU 2011-04, "Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS" ("ASU 2011-04"), which amends U.S. GAAP to converge U.S. GAAP and International Financial Reporting Standards ("IFRS") by changing the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. ASU 2011-04 is effective for interim and annual periods beginning after December 15, 2011; early adoption is not permitted. The Company adopted ASU 2011-04 on January 1, 2012, as required, but does not believe this guidance will have a significant impact on the Company's consolidated financial statements.

        In June 2011, the FASB issued ASU 2011-05, "Comprehensive Income—Presentation of Comprehensive Income" ("ASU 2011-05"). ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of stockholders' equity. It requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In December 2011, the FASB issued ASU 2011-12, "Comprehensive Income—Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in ASU 2011-05," to defer the effective date of the specific requirement to present items that are reclassified out of accumulated other comprehensive income to net income alongside their respective components of net income and other comprehensive income. All other provisions of this update, which are to be applied retrospectively, are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The Company adopted ASU 2011-05 and ASU 2011-12 on January 1, 2012, as required.

        In December 2011, the FASB issued ASU 2011-11, "Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11") to amend the requirement for an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. ASU 2011-11 is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The Company plans to adopt ASU 2011-11 on January 1, 2013, as required, but does not believe this guidance will have a significant impact on the Company's consolidated financial statements.